Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jul. 10, 2023	Jun. 30, 2023	Apr. 07, 2022	Mar. 25, 2022	Jan. 18, 2022	Dec. 31, 2021
Goodwill [Line Items]
Disposals goodwill (in Pesos)				$ 22,634
Percentage of equity interests acquired								98.00%	100.00%
Goodwill (in Pesos)	$ 1,599,718	$ 1,599,718	[1]	$ 1,599,718						$ 371,075
Total cash (in Pesos)					$ 188,498
Estimates terminal growth, period	5 years
Description of budgeted EBITDA growth rate	Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.
Betterware and Programa Lazos, S.A. de C.V. [Member]
Goodwill [Line Items]
Percentage of equity interests acquired								2.00%
Goodwill (in Pesos)								$ 1,145
Terminal growth rate, percentage	1.00%
Finayo [Member]
Goodwill [Line Items]
Percentage of equity interests acquired								100.00%
Jafra México Holding B.V. [Member]
Goodwill [Line Items]
Percentage of equity interests acquired							100.00%
Goodwill (in Pesos)	$ 1,250,132						$ 1,250,132
Total cash (in Pesos)							$ 5,044,371
Bottom [Member] | Finayo [Member]
Goodwill [Line Items]
Percentage of equity interests acquired						2.00%
Bottom [Member] | Programa Lazos, S.A. de C.V.[member]
Goodwill [Line Items]
Percentage of equity interests acquired						0.95%
Top [Member] | Finayo [Member]
Goodwill [Line Items]
Percentage of equity interests acquired						99.05%
Top [Member] | Programa Lazos, S.A. de C.V.[member]
Goodwill [Line Items]
Percentage of equity interests acquired						98.00%

[1]	Details of the restatement are shown in note 2b.